Transactions with related parties	12 Months Ended
Dec. 31, 2018
Transactions with related parties [Abstract]
Transactions with related parties

45.   Transactions with related parties

Related-party transactions (direct and indirect) are carried out according to IAS 24, the Organization has a Transaction Policy with related parties disclosed on the Investor Relations website. The transactions are carried out under conditions and at rates consistent with those entered into with third parties at that time. The transactions are as follows:

	R$ thousand
	Controllers (1)		Associates and Jointly controlled companies (2)		Key Management Personnel (3)		Total
	On December 31
	2018	2017	2018	2017	2018	2017	2018	2017
Assets
Loans and advances to banks	-	-	585,191	724,369	-	-	585,191	724,369
Securities and derivative financial instruments	16,015	-	19,267	-	-	-	35,282	-
Other assets	9	-	326,762	3,572	49,244	-	376,015	3,572
Liabilities
Customer and financial institution resources	2,899,619	903,590	1,098,865	347,816	120,586	97,309	4,119,070	1,348,715
Securities and subordinated debt securities	8,569,271	6,632,932	-	-	797,182	1,395,107	9,366,453	8,028,039
Other liabilities (4)	1,541,011	2,302,970	10,101,886	8,827,877	5,484	-	11,648,381	11,130,847

	R$ thousand
	Controllers (1)			Associates and Jointly controlled companies (2)			Key Management Personnel (3)			Total
	Years ended December 31
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Revenues and expenses
Net interest income	(778,829)	(887,059)	(1,129,931)	(11,814)	40,671	(41,814)	(55,045)	(84,818)	(108,333)	(845,688)	(931,206)	(1,280,078)
Other revenues	334	-	-	315,832	441,381	360,286	247	-	-	316,413	441,381	360,286
Other expenses	(50,745)	(2,652)	(2,391)	(2,635,494)	(289,100)	(224,444)	323,130	-	-	(2,363,109)	(291,752)	(226,835)

(1) Cidade de Deus Cia. Coml. de Participações, Fundação Bradesco, NCF Participações S.A., BBD Participações S.A. and Nova Cidade de Deus Participações S.A.;

(2) Companies listed in Note 32;

(3) Members of the Board of Directors and the Board of Executive Officers; and

(4) Includes interest on shareholders' equity and dividends payable.

a)     Remuneration of key management personnel

The following is established each year at the Annual Shareholders' Meeting:

•       The annual grand total amount of management compensation, set forth at the Board of Directors' Meeting, to be paid to Board members and members of the Board of Executive Officers, as determined by the Company's Bylaws; and

•       The amount allocated to finance Management pension plans, within the Employee and Management pension plan of the Bradesco Organization.

For 2018, the maximum amount of R$530,689 thousand was set for Management compensation and R$534,780 thousand to finance defined contribution pension plans.

The current policy on Management compensation sets forth that 50% of net variable compensation, if any, must be allocated to the acquisition of PNB shares issued by BBD Participações S.A. and/or PN shares issued by Banco Bradesco S.A., which vest in three equal, annual and successive installments, the first of which is in the year following the payment date. This procedure complies with CMN Resolution No. 3,921/10, which sets forth a Management compensation policy for financial institutions.

Short-term benefits for Management

	R$ thousand
	Years ended December 31
	2018	2017	2016
Salaries	485,949	456,262	441,592
Total	485,949	456,262	441,592

Post-employment benefits

	R$ thousand
	Years ended December 31
	2018	2017	2016
Defined contribution supplementary pension plans	474,378	473,663	251,250
Total	474,378	473,663	251,250

The Organization has no long-term benefits or for the termination of employment contracts or for remuneration based on shares for its key Management personnel.

Other information

a)     Under current law, financial institutions are not allowed to grant loans or advances to:

(i)      Officers and members of the advisory, administrative, fiscal or similar councils, as well as to their respective spouses and family members up to the second degree;

(ii)     Individuals or corporations that own more than 10% of their capital; and

(iii)    Corporations in which the financial institution itself, any officers or Management of the institution, as well as their spouses and respective family members up to the second degree own more than 10% of equity.

Therefore, no loans or advances are granted by the financial institutions to any subsidiary, members of the Board of Directors or the Board of Executive Officers and their relatives.

b)  Equity participation

Together directly, members of the Board of Directors and the Board of the Executive Officers had the following shareholding in Bradesco:

	On December 31
	2018	2017
Common shares	0.5%	0.5%
Preferred shares	1.1%	1.0%
Total shares (1)	0.8%	0.8%

(1) On December 31, 2018, direct and indirect shareholding of the members of the Board of Directors and the Board of Executive Officers in Bradesco totaled 2.6% of common shares, 1.1% of preferred shares and 1.9% of all shares (2017 - 2.3% of common shares, 1.1% of preferred shares and 1.7% of all shares).